Current and long-term debt - 2021 $146.3 million lease financing (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Nov. 30, 2021 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)	Jul. 31, 2023	Jan. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,588,290		$ 1,588,290	$ 1,436,224
Principal repayments recognized in consolidated cash flow statements			516,127	$ 79,502	$ 56,729
Purchase option fees						$ 1,700		$ 1,200
2021 $146.3 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 146,300
Borrowings, bareboat charter term		7 years
Principal repayments recognized in consolidated cash flow statements	120,500
Purchase option fees	$ 1,500		$ 1,500
2021 $146.3 Million Lease Financing | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis							3.30%
2021 $146.3 Million Lease Financing | STI Connaught, STI Winnie, STI Lauren and STI Broadway | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		4
2021 $146.3 Million Lease Financing | STI Rotherhithe and STI Hammersmith | Vessels | Handymax
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		2